RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Tables)	12 Months Ended
Dec. 31, 2015
RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS
Accrued restructuring, impairment and plant closing costs by type of cost and initiative

        As of December 31, 2015, 2014 and 2013, accrued restructuring, impairment and plant closing costs by type of cost and initiative consisted of the following (dollars in millions):

	Workforce reductions(1)	Demolition and decommissioning	Non-cancelable lease costs	Other restructuring costs	Total(2)
Accrued liabilities as of January 1, 2013	$90	$—	$15	$—	$105
2013 charges for 2012 and prior initiatives	32	16	53	20	121
2013 charges for 2013 initiatives	28	—	—	8	36
Reversal of reserves no longer required	(22)	—	(4)	—	(26)
2013 payments for 2012 and prior initiatives	(66)	(16)	(3)	(19)	(104)
2013 payments for 2013 initiatives	(10)	—	—	(8)	(18)
Net activity of discontinued operations	—	—	(3)	—	(3)
Foreign currency effect on liability balance	—	—	2	—	2

Accrued liabilities as of December 31, 2013	52	—	60	1	113
Adjustment to Pigments & Additives opening balance sheet liabilities	1	—	—	—	1
2014 charges for 2013 and prior initiatives	37	7	4	17	65
2014 charges for 2014 initiatives	64	—	—	—	64
Reversal of reserves no longer required	(4)	—	—	(1)	(5)
2014 payments for 2013 and prior initiatives	(58)	(7)	(8)	(13)	(86)
2014 payments for 2014 initiatives	(1)	—	—	(1)	(2)
Net activity of discontinued operations	—	—	(2)	—	(2)
Foreign currency effect on liability balance	(4)	—	(6)	—	(10)

Accrued liabilities as of December 31, 2014	87	—	48	3	138
Adjustment to Pigments & Additives opening balance sheet liabilities	1	—	—	—	1
2015 charges for 2014 and prior initiatives	71	24	15	23	133
2015 charges for 2015 initiatives	58	1	—	8	67
Reversal of reserves no longer required	(7)	—	(6)	—	(13)
2015 payments for 2014 and prior initiatives	(68)	(8)	(17)	(21)	(114)
2015 payments for 2015 initiatives	(26)	(1)	—	(8)	(35)
Foreign currency effect on liability balance	(7)	—	(2)	—	(9)

Accrued liabilities as of December 31, 2015	$109	$16	$38	$5	$168

(1)	The total workforce reduction reserves of $109 million relate to the termination of 1,057 positions, of which 972 positions had not been terminated as of December 31, 2015.
(2)

In December 2015, we prepaid $49 million of severance and other restructuring costs related to restructuring programs in our Pigments and Additives, Textile Effects and Performance Products segments. Certain of the severance costs were prepaid to a third party who will distribute the severance payments to affected employees when they are terminated in 2016.

(3)	Accrued liabilities remaining at December 31, 2015 and 2014 by year of initiatives were as follows (dollars in millions):

	December 31,
	2015	2014
2013 initiatives and prior	$68	$75
2014 initiatives	75	63
2015 initiatives	25	—

Total	$168	$138

Accrued liabilities by initiative

Accrued liabilities remaining at December 31, 2015 and 2014 by year of initiatives were as follows (dollars in millions):

	December 31,
	2015	2014
2013 initiatives and prior	$68	$75
2014 initiatives	75	63
2015 initiatives	25	—

Total	$168	$138

Details with respect to reserves for restructuring, impairment and plant closing costs, provided by segment and initiative

        Details with respect to our reserves for restructuring, impairment and plant closing costs are provided below by segment and initiative (dollars in millions):

	Polyurethanes	Performance Products	Advanced Materials	Textile Effects	Pigments and Additives	Discontinued Operations	Corporate & Other	Total
Accrued liabilities as of January 1, 2013	$27	$—	$27	$42	$1	$6	$2	$105
2013 charges for 2012 and prior initiatives	5	—	38	73	4	—	1	121
2013 charges for 2013 initiatives	—	18	—	1	—	—	17	36
Reversal of reserves no longer required	(9)	—	(8)	(9)	—	—	—	(26)
2013 payments for 2012 and prior initiatives	(14)	—	(45)	(41)	(3)	—	(1)	(104)
2013 payments for 2013 initiatives	—	(7)	—	—	(1)	—	(10)	(18)
Net activity of discontinued operations	—	—	—	—	—	(3)	—	(3)
Foreign currency effect on liability balance	—	(1)	—	2	1	—	—	2

Accrued liabilities as of December 31, 2013	9	10	12	68	2	3	9	113
Adjustment to Pigments & Additives opening balance sheet liabilities	—	—	—	—	1	—	—	1
2014 charges for 2013 and prior initiatives	2	23	10	13	3	—	14	65
2014 charges for 2014 initiatives	—	—	1	6	57	—	—	64
Reversal of reserves no longer required	(1)	—	(2)	(1)	—	—	(1)	(5)
2014 payments for 2013 and prior initiatives	(3)	(22)	(14)	(25)	(4)	—	(18)	(86)
2014 payments for 2014 initiatives	—	—	(1)	(1)	—	—	—	(2)
Net activity of discontinued operations	—	—	—	—	—	(2)	—	(2)
Foreign currency effect on liability balance	(1)	(2)	(1)	(6)	—	—	—	(10)

Accrued liabilities as of December 31, 2014	6	9	5	54	59	1	4	138
Adjustment to Pigments & Additives opening balance sheet liabilities	—	—	—	—	1	—	—	1
2015 charges for 2014 and prior initiatives	2	3	1	42	77	—	8	133
2015 charges for 2015 initiatives	17	8	5	2	34	—	1	67
Reversal of reserves no longer required	(4)	(1)	—	(7)	—	—	(1)	(13)
2015 payments for 2014 and prior initiatives	(4)	(8)	(2)	(34)	(59)	—	(7)	(114)
2015 payments for 2015 initiatives	(11)	(1)	(5)	(1)	(16)	—	(1)	(35)
Foreign currency effect on liability balance	(1)	(1)	—	(1)	(6)	—	—	(9)

Accrued liabilities as of December 31, 2015	$5	$9	$4	$55	$90	$1	$4	$168

Current portion of restructuring reserves	$4	$9	$—	$16	$83	$1	$4	$117
Long-term portion of restructuring reserve	1	—	4	39	7	—	—	51

Cash and noncash restructuring charges by initiative

        Details with respect to cash and noncash restructuring charges for the years ended December 31, 2015, 2014 and 2013 by initiative are provided below (dollars in millions):

Cash charges:
2015 charges for 2014 and prior initiatives	$133
2015 charges for 2015 initiatives	67
Reversal of reserves no longer required	(13)
Pension-related settlement charges	3
Accelerated depreciation	74
Other non-cash charges	38

Total 2015 Restructuring, Impairment and Plant Closing Costs	$302

Cash charges:
2014 charges for 2013 and prior initiatives	$65
2014 charges for 2014 initiatives	64
Reversal of reserves no longer required	(5)
Pension-related settlement charges	2
Non-cash charges	32

Total 2014 Restructuring, Impairment and Plant Closing Costs	$158

Cash charges:
2013 charges for 2012 and prior initiatives	$121
2013 charges for 2013 initiatives	36
Reversal of reserves no longer required	(26)
Pension-related settlement charges	7
Non-cash charges	13

Total 2013 Restructuring, Impairment and Plant Closing Costs	$151